Trade and other payables	12 Months Ended
Jun. 30, 2022
1 year or less [member]
Statement [line items]
Trade and other payables	Note 14. Trade and other payables

	2022	2021
	A$’000	A$’000

Trade payables	1,524	1,893
Accrued payables	2,236	3,040

	3,760	4, 933

Refer to note 22 for further information on financial instruments.